Quarterly portfolio holdings
John Hancock
Diversified Real Assets Fund
Alternative
December 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 99.4%		$731,819,500
(Cost $493,757,365)
Communication services 0.8%		6,077,965
Diversified telecommunication services 0.6%
KT Corp.	24,240	884,399
NTT, Inc.	1,585,225	1,600,269
Singapore Telecommunications, Ltd.	643,158	2,275,492
Wireless telecommunication services 0.2%
SK Telecom Company, Ltd.	35,493	1,317,805
Consumer discretionary 1.2%		8,765,508
Hotels, restaurants and leisure 1.1%
Accor SA	12,515	705,550
Hilton Worldwide Holdings, Inc.	10,631	3,053,755
Hyatt Hotels Corp., Class A (A)	16,203	2,597,665
Resorttrust, Inc.	110,529	1,382,913
Household durables 0.1%
Bellway PLC	27,854	1,025,625
Consumer staples 0.1%		1,022,565
Consumer staples distribution and retail 0.1%
Tesco PLC	171,952	1,022,565
Energy 34.4%		253,028,565
Energy equipment and services 2.6%
Baker Hughes Company (A)	61,013	2,778,532
Enerflex, Ltd.	61,097	941,906
Halliburton Company	118,660	3,353,332
Helmerich & Payne, Inc.	63,293	1,815,243
Noble Corp. PLC	29,561	834,803
Patterson-UTI Energy, Inc.	147,499	901,219
SLB, Ltd.	157,465	6,043,507
TechnipFMC PLC	39,064	1,740,692
Trican Well Service, Ltd.	161,470	698,796
Oil, gas and consumable fuels 31.8%
Advantage Energy, Ltd. (B)	162,108	1,386,578
Aker BP ASA	33,480	851,937
Antero Resources Corp. (B)	74,210	2,557,277
APA Corp.	7,877	192,671
ARC Resources, Ltd.	118,308	2,219,541
Athabasca Oil Corp. (B)	105,805	541,918
Birchcliff Energy, Ltd.	183,320	997,705
BP PLC	1,407,332	8,207,476
Cameco Corp.	72,010	6,593,725
Canadian Natural Resources, Ltd.	440,351	14,915,244
Cenovus Energy, Inc.	599,461	10,141,331
Cheniere Energy, Inc.	14,407	2,800,577
Chevron Corp.	117,906	17,970,053
ConocoPhillips	96,985	9,078,766
Core Natural Resources, Inc.	2,172	192,244
Coterra Energy, Inc.	87,460	2,301,947
Devon Energy Corp.	11,183	409,633
DHT Holdings, Inc.	46,532	568,156
Diamondback Energy, Inc.	37,717	5,669,997
Enbridge, Inc.	116,228	5,559,185
Encore Energy Corp. (A)(B)	64,052	158,849
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Fuels, Inc. (A)(B)	47,336	$685,614
EOG Resources, Inc.	45,686	4,797,487
EQT Corp.	93,447	5,008,759
Equinor ASA	79,730	1,880,177
Expand Energy Corp.	24,210	2,671,816
Exxon Mobil Corp.	174,487	20,997,766
Galp Energia SGPS SA	143,490	2,470,941
Gibson Energy, Inc. (A)	21,475	393,029
Imperial Oil, Ltd.	30,434	2,629,313
Kelt Exploration, Ltd. (B)	270,192	1,509,870
Keyera Corp. (A)	78,620	2,520,331
Kinder Morgan, Inc.	48,389	1,330,214
Marathon Petroleum Corp.	37,160	6,043,331
Neste OYJ	35,778	809,409
NexGen Energy, Ltd. (B)	200,259	1,842,753
NuVista Energy, Ltd. (B)	21,459	283,295
Occidental Petroleum Corp.	71,093	2,923,344
ONEOK, Inc.	18,570	1,364,895
Ovintiv, Inc.	20,050	785,760
Paladin Energy, Ltd. (Toronto Stock Exchange) (B)	18,834	119,106
Pembina Pipeline Corp. (A)	67,122	2,557,145
Permian Resources Corp.	80,652	1,131,548
Peyto Exploration & Development Corp. (A)	28,134	465,501
Phillips 66	36,467	4,705,702
PrairieSky Royalty, Ltd.	41,871	824,577
Rockpoint Gas Storage, Inc., Class A	21,414	436,845
Shell PLC	493,263	18,177,781
South Bow Corp. (A)	15,631	429,908
Suncor Energy, Inc.	208,652	9,260,923
Tamboran Resources Corp. (A)(B)	11,866	323,111
Targa Resources Corp.	29,519	5,446,256
TC Energy Corp. (A)	82,951	4,567,729
The Williams Companies, Inc.	143,469	8,623,922
Topaz Energy Corp.	53,394	1,071,342
TotalEnergies SE	159,120	10,374,292
Tourmaline Oil Corp. (A)	49,435	2,217,561
Uranium Royalty Corp. (A)(B)	51,844	183,528
Valero Energy Corp.	44,357	7,220,876
Var Energi ASA	348,623	1,139,790
Woodside Energy Group, Ltd., ADR (A)	5,409	84,326
Yellow Cake PLC (B)(C)	37,370	295,852
Financials 0.9%		6,973,150
Capital markets 0.7%
Brookfield Corp.	111,903	5,137,975
Financial services 0.2%
Berkshire Hathaway, Inc., Class B (B)	3,651	1,835,175
Health care 0.5%		3,730,463
Health care providers and services 0.5%
Brookdale Senior Living, Inc. (B)	300,842	3,246,085
Clariane SE (B)	105,169	484,378
Industrials 2.5%		18,076,227
Construction and engineering 0.6%
Kajima Corp.	48,927	1,824,365
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Vinci SA	17,407	$2,448,867
Electrical equipment 0.6%
Array Technologies, Inc. (B)	80,548	742,653
Emerson Electric Company	4,241	562,866
Schneider Electric SE	1,291	353,185
Sunrun, Inc. (B)	36,374	669,282
Vestas Wind Systems A/S	73,993	2,001,303
Ground transportation 0.2%
Canadian National Railway Company	13,385	1,323,823
Industrial conglomerates 0.8%
CK Hutchison Holdings, Ltd.	297,034	2,019,372
Jardine Matheson Holdings, Ltd.	29,268	1,997,401
Keppel, Ltd.	260,836	2,097,034
Transportation infrastructure 0.3%
Aena SME SA (C)	72,871	2,036,076
Information technology 1.2%		8,835,023
IT services 0.2%
Applied Digital Corp. (A)(B)	35,454	869,332
GDS Holdings, Ltd., ADR (A)(B)	5,703	199,035
NEXTDC, Ltd. (B)	85,589	712,614
Semiconductors and semiconductor equipment 1.0%
AIXTRON SE	25,716	516,312
Enphase Energy, Inc. (A)(B)	32,475	1,040,824
First Solar, Inc. (B)	3,246	847,953
Marvell Technology, Inc.	3,031	257,574
ON Semiconductor Corp. (B)	33,731	1,826,534
Power Integrations, Inc. (A)	37,475	1,331,862
Qnity Electronics, Inc.	9,269	756,814
SolarEdge Technologies, Inc. (B)	16,505	476,169
Materials 17.6%		129,256,254
Chemicals 0.5%
Albemarle Corp.	6,539	924,876
BASF SE, ADR	34,499	447,107
Dow, Inc.	19,327	451,865
NanoXplore, Inc. (A)(B)	98,234	183,220
Neo Performance Materials, Inc.	25,000	283,414
Nutrien, Ltd.	10,831	668,538
Westlake Corp.	5,746	424,859
Containers and packaging 0.1%
Smurfit WestRock PLC	11,129	426,926
Metals and mining 16.9%
Agnico Eagle Mines, Ltd.	55,841	9,469,638
Alamos Gold, Inc., Class A	71,809	2,772,851
Alcoa Corp.	33,600	1,785,504
Almonty Industries, Inc. (B)	44,753	394,274
Altius Minerals Corp.	15,186	451,857
Anglo American PLC	29,375	1,215,019
AngloGold Ashanti PLC	17,160	1,463,405
Artemis Gold, Inc. (B)	56,703	1,515,743
Aya Gold & Silver, Inc. (B)	50,368	720,722
B2Gold Corp.	82,283	370,485
Barrick Mining Corp.	187,980	8,188,645
BHP Group, Ltd., ADR (A)	76,213	4,600,979
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Boliden AB (B)	9,475	$524,880
Canada Nickel Company, Inc. (A)(B)	431,645	440,278
Capstone Copper Corp. (B)	232,840	2,337,645
Champion Iron, Ltd. (A)	217,727	870,876
Coeur Mining, Inc. (B)	84,689	1,510,005
Constellium SE (B)	46,330	873,321
Discovery Silver Corp. (B)	177,581	1,085,375
Discovery Silver Corp. (Toronto Stock Exchange) (B)	14,334	87,515
Elevra Lithium, Ltd., ADR (A)(B)	11,207	589,152
Endeavour Mining PLC	33,285	1,714,024
Equinox Gold Corp. (B)	150,130	2,109,947
ERO Copper Corp. (A)(B)	46,086	1,303,792
FireFly Metals, Ltd. (B)	465,000	633,529
First Quantum Minerals, Ltd. (B)	107,653	2,886,329
Foran Mining Corp. (B)	294,632	1,081,888
Franco-Nevada Corp.	9,007	1,867,022
Freeport-McMoRan, Inc.	153,811	7,812,061
G Mining Ventures Corp. (B)	23,303	704,413
Glencore PLC (B)	105,708	577,867
Gold Fields, Ltd., ADR	7,150	312,169
Hudbay Minerals, Inc.	123,897	2,459,796
IAMGOLD Corp. (B)	89,574	1,478,162
IGO, Ltd. (B)	70,032	381,665
Iluka Resources, Ltd.	70,275	270,158
Ivanhoe Electric, Inc. (B)	33,237	531,127
Ivanhoe Mines, Ltd., Class A (B)	154,011	1,751,566
K92 Mining, Inc. (B)	83,308	1,377,187
Kinross Gold Corp.	173,165	4,877,461
Latin Resources, Ltd. (B)(D)	34,500	0
Lithium Americas Corp. (A)(B)	67,772	294,779
Lithium Argentina AG (A)(B)	38,146	212,887
Lucara Diamond Corp. (A)(B)	417,070	60,773
Lundin Gold, Inc.	18,828	1,564,073
Lundin Mining Corp.	118,411	2,544,989
Montage Gold Corp. (B)	224,053	1,612,796
MP Materials Corp. (A)(B)	11,650	588,558
Newmont Corp.	60,074	5,998,389
Nickel 28 Capital Corp. (B)	338,191	199,581
Norsk Hydro ASA	112,955	871,919
Nouveau Monde Graphite, Inc. (A)(B)	65,683	162,894
Nucor Corp.	3,543	577,899
OceanaGold Corp.	68,278	1,935,095
Orla Mining, Ltd. (B)	91,729	1,233,702
Pan American Silver Corp.	70,428	3,651,347
Pan American Silver Corp., CVR (B)	83,300	41,234
Perpetua Resources Corp. (A)(B)	54,409	1,317,242
Pilbara Minerals, Ltd. (B)	89,761	251,451
Probe Gold, Inc. (B)	321,623	859,973
Rio Tinto PLC, ADR	36,958	2,957,749
Royal Gold, Inc.	765	170,052
Seabridge Gold, Inc. (A)(B)	12,541	371,088
Sigma Lithium Corp. (A)(B)	30,503	401,136
Skeena Resources, Ltd. (B)	69,176	1,643,028
Snowline Gold Corp. (B)	35,000	442,680
SolGold PLC (B)	1,436,661	533,394
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	2,798	$401,429
Steel Dynamics, Inc.	2,872	486,660
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (A)(B)	3,949,000	1,726,276
Teck Resources, Ltd., Class B	73,903	3,538,061
Torex Gold Resources, Inc.	25,921	1,237,742
Trilogy Metals, Inc. (B)	245,439	1,062,189
Triple Flag Precious Metals Corp. (B)	23,115	767,880
Vale SA, ADR	48,210	628,176
Valterra Platinum, Ltd. (London Stock Exchange)	6,136	512,093
Vizsla Silver Corp. (A)(B)	16,564	90,605
Vizsla Silver Corp. (Toronto Stock Exchange) (A)(B)	198,009	1,084,862
Warrior Met Coal, Inc. (A)	4,332	381,952
Wesdome Gold Mines, Ltd. (B)	21,923	363,214
Westgold Resources, Ltd. (Toronto Stock Exchange)	248,241	1,043,569
Wheaton Precious Metals Corp.	44,328	5,211,297
Paper and forest products 0.1%
Canfor Corp. (B)	11,899	101,690
Interfor Corp. (B)	41,046	255,986
West Fraser Timber Company, Ltd.	10,702	654,728
Real estate 33.5%		246,474,400
Diversified REITs 3.3%
Activia Properties, Inc.	953	855,841
CapitaLand Integrated Commercial Trust	1,340,575	2,488,167
Charter Hall Group	171,296	2,786,207
Essential Properties Realty Trust, Inc.	150,106	4,452,144
Merlin Properties Socimi SA	46,285	673,839
Shaftesbury Capital PLC	669,103	1,305,212
Stockland	814,590	3,105,805
United Urban Investment Corp.	864	1,007,650
WP Carey, Inc.	123,674	7,959,659
Health care REITs 6.0%
Aedifica SA	13,748	1,088,219
American Healthcare REIT, Inc.	124,972	5,881,182
CareTrust REIT, Inc.	159,115	5,753,598
Target Healthcare REIT PLC	394,457	517,339
Ventas, Inc.	57,118	4,419,791
Welltower, Inc.	141,245	26,216,484
Hotel and resort REITs 0.3%
Xenia Hotels & Resorts, Inc.	164,843	2,330,880
Industrial REITs 4.7%
EastGroup Properties, Inc.	22,090	3,935,113
Goodman Group	97,033	1,996,766
LXP Industrial Trust	94,101	4,665,528
Prologis, Inc.	190,288	24,292,162
Office REITs 1.5%
COPT Defense Properties	87,347	2,428,247
Derwent London PLC	15,596	363,843
Japan Real Estate Investment Corp.	2,096	1,751,212
Kilroy Realty Corp.	121,112	4,525,955
Orix JREIT, Inc.	1,859	1,260,110
SL Green Realty Corp.	7,774	356,593
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development 4.3%
Aldar Properties PJSC	499,404	$1,181,960
Arealink Company, Ltd.	205,800	1,401,057
Castellum AB	45,249	521,372
CBRE Group, Inc., Class A (B)	16,243	2,611,712
CTP NV (C)	51,036	1,069,426
Emaar Properties PJSC	273,171	1,042,569
Hongkong Land Holdings, Ltd.	336,045	2,334,410
Hysan Development Company, Ltd.	573,000	1,392,177
Jones Lang LaSalle, Inc. (B)	2,971	999,652
Mitsubishi Estate Company, Ltd.	134,500	3,267,692
Mitsui Fudosan Company, Ltd.	286,575	3,256,716
Pandox AB	60,322	1,325,797
StorageVault Canada, Inc.	184,775	628,683
Sumitomo Realty & Development Company, Ltd.	127,400	3,198,496
Sun Hung Kai Properties, Ltd.	38,173	464,805
Swire Properties, Ltd.	514,004	1,388,036
Swiss Prime Site AG	16,142	2,506,332
TAG Immobilien AG	139,697	2,163,599
UOL Group, Ltd.	50,381	342,169
VGP NV	4,622	533,223
Residential REITs 3.7%
AvalonBay Communities, Inc.	25,265	4,580,797
Centerspace	9,762	651,321
Essex Property Trust, Inc.	31,724	8,301,536
Irish Residential Properties REIT PLC	309,795	340,788
Mid-America Apartment Communities, Inc.	55,901	7,765,208
Sun Communities, Inc.	46,163	5,720,057
Retail REITs 5.1%
Acadia Realty Trust	115,227	2,366,763
Eurocommercial Properties NV	22,524	689,153
Hammerson PLC	227,244	1,008,393
Klepierre SA	41,529	1,643,105
Realty Income Corp.	26,826	1,512,182
Regency Centers Corp.	45,562	3,145,145
Scentre Group	1,199,757	3,353,793
Simon Property Group, Inc.	74,113	13,719,057
Tanger, Inc.	83,751	2,794,771
The Macerich Company	110,232	2,034,883
Unibail-Rodamco-Westfield (B)	13,498	1,467,864
Urban Edge Properties	196,512	3,771,065
Specialized REITs 4.6%
American Tower Corp.	8,073	1,417,377
Digital Realty Trust, Inc.	47,199	7,302,157
Equinix, Inc.	17,345	13,289,045
Public Storage	25,729	6,676,676
Smartstop Self Storage REIT, Inc.	157,590	4,875,835
Utilities 6.7%		49,579,380
Electric utilities 2.4%
American Electric Power Company, Inc.	18,125	2,089,994
Duke Energy Corp.	12,748	1,494,193
EDP SA	202,013	930,427
Enel SpA	221,335	2,301,291
Eversource Energy	9,993	672,829
Exelon Corp.	37,577	1,637,981
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	7

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc.	28,613	$2,297,052
PPL Corp.	45,555	1,595,336
SSE PLC	91,507	2,682,784
The Kansai Electric Power Company, Inc.	134,724	2,115,797
Gas utilities 1.1%
Atmos Energy Corp.	13,355	2,238,699
ENN Energy Holdings, Ltd.	237,846	2,115,613
Italgas SpA	126,588	1,411,909
Osaka Gas Company, Ltd.	74,040	2,572,658
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Corp. (A)	15,914	610,143
Brookfield Renewable Partners LP	56,768	1,531,033
EDP Renovaveis SA	28,353	400,409
Orsted A/S (B)(C)	27,738	529,501
RWE AG	17,733	939,615
TransAlta Corp.	40,923	517,594
Multi-utilities 2.0%
Dominion Energy, Inc.	38,609	2,262,101
E.ON SE	147,485	2,792,614
Engie SA	104,382	2,742,043
National Grid PLC	152,381	2,337,283
Sempra	28,866	2,548,579
WEC Energy Group, Inc.	18,903	1,993,510
Water utilities 0.6%
American Water Works Company, Inc.	15,471	2,018,966
Cia de Saneamento Basico do Estado de Sao Paulo	91,366	2,199,426

	Yield (%)	Shares	Value
Short-term investments 3.2%			$23,494,020
(Cost $23,491,789)
Short-term funds 2.8%			20,794,020
John Hancock Collateral Trust (E)	3.7477(F)	2,078,529	20,794,020

	Par value^	Value
Repurchase agreement 0.4%		2,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-25 at 3.850% to be repurchased at $700,150 on 1-2-26, collateralized by $215,394 Federal Home Loan Mortgage Corp., 2.000% due 7-1-50 (valued at $176,898), $5,582 Federal National Mortgage Association, 3.500% due 11-1-26 to 6-1-30 (valued at $5,572) and $511,869 Government National Mortgage Association, 5.500% - 6.000% due 9-20-55 to 1-15-58 (valued at $531,529)	700,000	700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-31-25 at 3.820% to be repurchased at $2,000,424 on 1-2-26, collateralized by $603,909 Federal Home Loan Mortgage Corp., 2.000% - 6.000% due 12-1-32 to 12-1-52 (valued at $617,110), $1,316,044 Federal National Mortgage Association, 2.500% - 6.000% due 1-1-30 to 9-1-56 (valued at $1,321,455) and $104,102 Government National Mortgage Association, 4.000% - 5.000% due 12-15-40 to 6-20-41 (valued at $101,436)	2,000,000	2,000,000

Total investments (Cost $517,249,154) 102.6%	$755,313,520
Other assets and liabilities, net (2.6%)	(19,455,038)
Total net assets 100.0%	$735,858,482

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $21,058,548. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,100,518 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following country composition as a percentage of net assets on 12-31-25:
United States	53.0%
Canada	22.9%
United Kingdom	6.3%
Japan	3.5%
Australia	2.9%
France	2.9%
Hong Kong	1.3%
Singapore	1.0%
Other countries	6.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$6,077,965	—	$6,077,965	—
Consumer discretionary	8,765,508	$5,651,420	3,114,088	—
Consumer staples	1,022,565	—	1,022,565	—
Energy	253,028,565	208,820,910	44,207,655	—
Financials	6,973,150	6,973,150	—	—
Health care	3,730,463	3,246,085	484,378	—
Industrials	18,076,227	3,298,624	14,777,603	—
Information technology	8,835,023	7,606,097	1,228,926	—
Materials	129,256,254	123,520,830	5,735,424	—
Real estate	246,474,400	191,381,258	55,093,142	—
Utilities	49,579,380	23,508,010	26,071,370	—
Short-term investments	23,494,020	20,794,020	2,700,000	—
Total investments in securities	$755,313,520	$594,800,404	$160,513,116	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,078,529	$7,125,764	$283,627,016	$(269,959,706)	$(1,338)	$2,284	$168,817	—	$20,794,020
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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